Supplemental Guarantor Information - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2020		Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 533,000		$ 612,457	$ 386,559	$ 300,073	$ 106,081		$ 0	$ 0	$ 0	$ 0	$ 1,405,170	$ 0	$ 0
Revenues from contracts with customers	533,000					105,000						1,404,943	0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)	49,000					59,000						691,301	172	91
Cost of sales—affiliate	6,000					0						3,015	0	0
Cost of sales—related party	23,000					10,000						85,429	0	0
Operating and maintenance expense (recovery)	89,000					32,000						242,027	(96)	3,024
Operating and maintenance expense—affiliate												59,319	4,283	2,401
Development expense												596	177	516
Development expense—affiliate												61	0	8
General and administrative expense	2,000					2,000						6,106	5,263	5,551
General and administrative expense—affiliate	5,000					1,000						11,352	2,201	1,173
Depreciation and amortization expense	84,000					22,000						230,780	9,859	892
Impairment expense and loss on disposal of assets												364	20	5,505
Total operating costs and expenses	278,000					131,000						1,330,350	21,879	19,161
Operating and maintenance expense—affiliate	20,000					5,000
Income (loss) from operations	255,000		234,561	(90,951)	(43,388)	(25,402)		(15,193)	2,345	(5,941)	(3,090)	74,820	(21,879)	(19,161)
Other income (expense)
Interest expense, net of capitalized interest	(99,000)					(12,000)						(278,035)	0	0
Loss on modification or extinguishment of debt												(41,296)	(15,332)	(32,480)
Derivative gain (loss), net	(208,000)					(35,000)						(133,427)	43,105	3,249
Other income (expense)	1,000					1,000						3,642	392	(260)
Total other income (expense)	(306,000)					(46,000)						(449,116)	28,165	(29,491)
Net income (loss)	(51,000)		$ 158,298	$ (272,410)	$ (188,907)	(71,277)		$ (91,113)	$ 24,388	$ 7,319	$ 65,692	(374,296)	6,286	(48,652)
Eliminations [Member]
Revenues
Revenues	0					0						0
Revenues from contracts with customers													0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)	0					0						0	0	0
Cost of sales—affiliate	0											0
Cost of sales—related party	0					0						0
Operating and maintenance expense (recovery)	0					0						0	0	0
Operating and maintenance expense—affiliate												0	0	0
Development expense												0	0	0
Development expense—affiliate												0		0
General and administrative expense	0					0						0	0	0
General and administrative expense—affiliate	0					0						0	0	0
Depreciation and amortization expense	0					0						0	0	0
Impairment expense and loss on disposal of assets												0	0	0
Total operating costs and expenses	0					0						0	0	0
Operating and maintenance expense—affiliate	0					0
Income (loss) from operations	0					0						0	0	0
Other income (expense)
Interest expense, net of capitalized interest	0					0						0
Loss on modification or extinguishment of debt												0	0	0
Derivative gain (loss), net	0					0						0	0	0
Other income (expense)	0					0						(273)	(7,912)	(15,575)
Total other income (expense)	0					0						(273)	(7,912)	(15,575)
Net income (loss)	0					0						(273)	(7,912)	(15,575)
LNG [Member]
Revenues
Revenues	343,000					13,000						679,070	0	0
Revenues from contracts with customers	343,000	[1]				12,000	[1]					678,843	0	0
LNG [Member] | Eliminations [Member]
Revenues
Revenues	0					0						0
LNG—affiliate [Member]
Revenues
Revenues from contracts with customers	190,000					93,000						726,100	0	0
LNG—affiliate [Member] | Eliminations [Member]
Revenues
Revenues from contracts with customers	0					0						0
Parent Issuer [Member]
Revenues
Revenues	0					0						0
Revenues from contracts with customers													0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)	0					0						0	0	0
Cost of sales—affiliate	0											0
Cost of sales—related party	0					0						0
Operating and maintenance expense (recovery)	0					0						0	0	0
Operating and maintenance expense—affiliate												0	0	0
Development expense												0	0	0
Development expense—affiliate												0		0
General and administrative expense	1,000					1,000						2,082	1,513	1,360
General and administrative expense—affiliate	0					0						0	0	0
Depreciation and amortization expense	9,000					1,000						24,297	239	13
Impairment expense and loss on disposal of assets												0	0	0
Total operating costs and expenses	10,000					2,000						26,379	1,752	1,373
Operating and maintenance expense—affiliate	0					0
Income (loss) from operations	(10,000)					(2,000)						(26,379)	(1,752)	(1,373)
Other income (expense)
Interest expense, net of capitalized interest	(99,000)					(12,000)						(278,035)
Loss on modification or extinguishment of debt												(41,296)	(15,332)	(32,480)
Derivative gain (loss), net	(208,000)					(35,000)						(133,427)	43,105	3,249
Other income (expense)	1,000					1,000						3,387	352	(265)
Total other income (expense)	(306,000)					(46,000)						(449,371)	28,125	(29,496)
Net income (loss)	(316,000)					(48,000)						(475,750)	26,373	(30,869)
Parent Issuer [Member] | LNG [Member]
Revenues
Revenues	0					0						0
Parent Issuer [Member] | LNG—affiliate [Member]
Revenues
Revenues from contracts with customers	0					0						0
Guarantors [Member]
Revenues
Revenues	533,000					106,000						1,405,170
Revenues from contracts with customers													0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)	49,000					59,000						691,301	172	91
Cost of sales—affiliate	6,000											3,015
Cost of sales—related party	23,000					10,000						85,429
Operating and maintenance expense (recovery)	89,000					32,000						242,027	(96)	3,024
Operating and maintenance expense—affiliate												59,319	4,283	2,401
Development expense												596	177	516
Development expense—affiliate												61		8
General and administrative expense	1,000					1,000						4,024	3,750	4,191
General and administrative expense—affiliate	5,000					1,000						11,352	2,201	1,173
Depreciation and amortization expense	75,000					21,000						206,483	9,620	879
Impairment expense and loss on disposal of assets												364	20	5,505
Total operating costs and expenses	268,000					129,000						1,303,971	20,127	17,788
Operating and maintenance expense—affiliate	20,000					5,000
Income (loss) from operations	265,000					(23,000)						101,199	(20,127)	(17,788)
Other income (expense)
Interest expense, net of capitalized interest	0					0						0
Loss on modification or extinguishment of debt												0	0	0
Derivative gain (loss), net	0					0						0	0	0
Other income (expense)	0					0						528	7,952	15,580
Total other income (expense)	0					0						528	7,952	15,580
Net income (loss)	265,000					(23,000)						101,727	$ (12,175)	$ (2,208)
Guarantors [Member] | LNG [Member]
Revenues
Revenues	343,000					13,000						679,070
Guarantors [Member] | LNG—affiliate [Member]
Revenues
Revenues from contracts with customers	$ 190,000					$ 93,000						$ 726,100

[1]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. If contractually the customer cannot make up unexercised quantities in future periods, our performance obligation with respect to declined volumes is satisfied, and revenue associated with any unexercised quantities is generally recognized upon notice of customer cancellation